Consolidated Statements of Shareholders' Equity - USD ($)		Ordinary Shares	Shares Subscription Receivables	Additional paid-in capital	Retained earnings (accumulated deficit) Statutory reserves	Retained earnings (accumulated deficit) Unrestricted	Accumulated other comprehensive loss	Noncontrolling interest	Total
Balance at Dec. 31, 2015		$ 260	$ (100)	$ 936,440		$ (106,269)	$ (11,578)		$ 818,753
Balance, shares at Dec. 31, 2015	[1]	26,000
Capital contributions			(45,357)	6,905,724					6,860,367
Capital contributions from new noncontrolling interest								1,184,202	1,184,202
Excess consideration received from noncontrolling interest
over carrying value				204,228				(204,228)
Net income (loss) attributable to Golden Bull Limited						160,905			160,905
Net income (loss) attributable to noncontrolling interest								3,906	3,906
Statutory reserve					6,189	(6,189)
Foreign currency translation							(184,509)	(23,824)	(208,333)
Balance at Dec. 31, 2016		$ 260	(45,457)	8,046,392	6,189	48,447	(196,087)	960,056	8,819,800
Balance, shares at Dec. 31, 2016	[1]	26,000
Variable interest entity acquired and contributed by shareholders				17,853					17,853
Noncontrolling interests acquired and contributed by shareholders				348,323				(348,323)
Capital restructuring		$ 109,424		(109,424)
Capital restructuring, shares	[1]	10,942,360
Issuance of ordinary shares to service providers		$ 20,316		4,009,684					4,030,000
Issuance of ordinary shares to service providers, shares	[1]	2,031,640
Net income (loss) attributable to Golden Bull Limited						(942,368)			(942,368)
Net income (loss) attributable to noncontrolling interest								(54,457)	(54,457)
Foreign currency translation							526,793	47,835	574,628
Balance at Dec. 31, 2017		$ 130,000	(45,457)	12,312,828	6,189	(893,921)	330,706	605,111	12,445,456
Balance, shares at Dec. 31, 2017	[1]	13,000,000
Issuance of original ordinary shares through Initial public offering, net		$ 15,500		2,465,554					2,481,054
Issuance of original ordinary shares through Initial public offering, net, shares	[1]	1,550,000
Issuance of over-allotment ordinary shares		$ 2,325		839,325					841,650
Issuance of over-allotment ordinary shares, shares	[1]	232,500
Issuance of exercised warrants shares		$ 636		(636)
Issuance of exercised warrants shares, shares	[1]	63,645
Issuance of ordinary shares to service consultants		$ 530		238,150					238,680
Issuance of ordinary shares to service consultants, shares	[1]	53,040
Net income (loss) attributable to Golden Bull Limited						(3,425,981)			(3,425,981)
Net income (loss) attributable to noncontrolling interest								(111,145)	(111,145)
Foreign currency translation							(364,653)	(26,810)	(391,463)
Balance at Dec. 31, 2018		$ 148,992	$ (45,457)	$ 15,855,220	$ 6,189	$ (4,319,902)	$ (33,947)	$ 467,156	$ 12,078,251
Balance, shares at Dec. 31, 2018	[1]	14,899,185

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.